Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Nov. 18, 2022	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Nov. 24, 2020
Class of Warrant or Right [Line Items]
Warrants	37,360,000
Warrant liability	$ 39,228	$ 17,933	$ 17,933	$ 0
Fair value change in warrant liability		$ 21,295	(21,295)	$ 0
Equal or Exceeds $18.00 (in USD per share)
Class of Warrant or Right [Line Items]
Stock trigger price	$ 18
Redemption price per warrant	$ 0.01
Warrant, written notification period	30 days
Equal or Exceeds $10.00 (in USD per share)
Class of Warrant or Right [Line Items]
Stock trigger price	$ 10
Redemption price per warrant	$ 0.1
Warrant, written notification period	30 days
Private Warrants
Class of Warrant or Right [Line Items]
Warrants	18,560,000
Warrant exercise price (in USD per share)	$ 11.5
Warrants, exercisable period	30 days
Warrants, term	5 years
Number of securities called by each warrant	1
Fair value change in warrant liability			(10,579)
Public Warrants
Class of Warrant or Right [Line Items]
Warrants	13,800,000
Warrant exercise price (in USD per share)	$ 11.5
Warrants, exercisable period	30 days
Warrants, term	5 years
Fair value change in warrant liability			$ (10,716)
Forward Purchase Warrant
Class of Warrant or Right [Line Items]
Warrants	2,500,000
Backstop Warrants
Class of Warrant or Right [Line Items]
Warrants	2,500,000
Tiga | Public Warrants
Class of Warrant or Right [Line Items]
Warrants					13,800,000
Tiga | Sponsor | Private Warrants
Class of Warrant or Right [Line Items]
Warrants					18,560,000